STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9%
Aerospace & Defense - .3%
GE Capital Funding LLC, Gtd. Notes	4.55	5/15/2032	247,000		244,418
HEICO Corp., Gtd. Notes	5.35	8/1/2033	71,000		73,058
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	320,000		325,070
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000		197,515
				840,061
Agriculture - .1%
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000		337,114
Asset-Backed Certificates - .3%
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	39,454		39,244
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	225,000		226,680
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	495,000	[a]	452,882
				718,806
Asset-Backed Certificates/Auto Receivables - ..9%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	150,202		147,669
Hertz Vehicle Financing LLC, Ser. 2021-1A, Cl. A	1.21	12/26/2025	383,333	[a]	380,087
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	178,000		178,401
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	376,000		382,334
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, CI. A3	4.51	11/15/2027	247,000		246,301
Nissan Auto Lease Trust, Ser. 2023-A, CI. A3	4.91	1/15/2026	225,552		225,282
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	260,429	[a]	254,371
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	579,000		582,464
Toyota Auto Receivables Owner Trust, Ser. 2023-A, CI. A3	4.63	9/15/2027	202,000		201,745
				2,598,654
Automobiles & Components - .4%
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	280,000		238,263
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000		502,345
Volkswagen Group of America Finance LLC, Gtd. Notes	3.35	5/13/2025	420,000	[a]	415,094
				1,155,702
Banks - 2.4%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000		105,555
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000		101,263
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	250,000		243,404
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000		297,593

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Banks - 2.4% (continued)
Bank of Montreal, Covered Bonds	3.75	7/25/2025	310,000	[a]	307,572
BNP Paribas SA, Sr. Notes	1.68	6/30/2027	250,000	[a,b]	236,448
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000		357,283
Citizens Bank NA, Sr. Unscd. Notes	3.75	2/18/2026	250,000		245,496
Commonwealth Bank of Australia, Covered Bonds	3.21	5/27/2025	420,000	[a]	415,487
Cooperatieve Rabobank UA, Sr. Notes	1.34	6/24/2026	280,000	[a]	271,567
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000		335,733
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		385,310
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		252,371
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		184,324
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000		609,001
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000		265,598
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	215,000		213,615
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000		298,197
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000		189,323
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000		592,966
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000		373,141
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000		400,521
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		318,825
				7,000,593
Building Materials - .2%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000		378,672
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000		321,595
				700,267
Chemicals - .1%
Nutrien Ltd., Sr. Unscd. Notes	3.95	5/13/2050	220,000		173,848
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		66,839
				240,687
Commercial Mortgage Pass-Through Certificates - .5%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)	6.70	12/15/2037	225,000	[a,c]	224,958
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		133,908
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		230,225
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, (1 Month PRIME FLAT)	8.50	6/15/2034	326,476	[a,c]	326,482
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	203,164		189,746

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Commercial Mortgage Pass-Through Certificates - .5% (continued)
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	98,226		97,648
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		118,899
				1,321,866
Consumer Discretionary - .1%
Marriott International, Inc., Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000		412,742
Diversified Financials - .6%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000		215,479
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000		203,918
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2026	135,000		131,407
Capital One Financial Corp., Sr. Unscd. Notes	6.31	6/8/2029	198,000		207,174
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	342,000		372,881
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000		319,604
MDGH GMTN RSC Ltd., Gtd. Notes	5.50	4/28/2033	210,000		222,109
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	140,000		150,235
				1,822,807
Electronic Components - .1%
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	260,000	[b]	278,032
Energy - .9%
Cameron LNG LLC, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	221,443
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	[b]	271,366
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000		196,120
Energy Transfer LP, Gtd. Notes	5.63	5/1/2027	420,000	[a]	421,273
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	185,000		171,115
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	190,000		133,088
Equinor ASA, Gtd. Notes	3.25	11/18/2049	660,000		484,483
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000		126,467
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	210,000		225,107
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	110,000		108,813
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	210,000		196,034
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	76,000		78,972
				2,634,281
Environmental Control - .3%
Republic Services, Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000		440,122
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000	[b]	329,449
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	100,000		96,818
				866,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Food Products - .2%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000		272,339
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	380,000		324,870
				597,209
Foreign Governmental - .6%
British Columbia, Sr. Unscd. Bonds	2.25	6/2/2026	520,000		503,473
Hungary, Sr. Unscd. Notes	5.25	6/16/2029	250,000	[a]	253,001
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000		381,410
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		207,195
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	510,000		434,063
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000		60,322
				1,839,464
Health Care - 2.0%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000		208,520
Amgen, Inc., Sr. Unscd. Notes	3.15	2/21/2040	255,000		198,265
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	225,000		231,579
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	160,000		136,315
Becton, Dickinson and Co., Gtd. Notes	5.08	6/7/2029	630,000		645,591
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000		207,510
Bio-Rad Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	430,000		394,392
Cencora, Inc., Sr. Unscd. Notes	3.25	3/1/2025	130,000		128,629
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	50,000		49,411
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	350,000		310,434
DH Europe Finance II SARL, Gtd. Notes	2.60	11/15/2029	180,000		166,040
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000		551,757
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	5.91	11/22/2032	380,000	[b]	405,069
Gilead Sciences, Inc., Sr. Unscd. Notes	3.65	3/1/2026	225,000		222,066
Gilead Sciences, Inc., Sr. Unscd. Notes	4.75	3/1/2046	110,000		101,977
Illumina, Inc., Sr. Unscd. Notes	5.75	12/13/2027	86,000		88,679
Laboratory Corp. of America Holdings, Gtd. Notes	3.60	2/1/2025	350,000		347,676
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	230,000		216,439
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	60,000		58,065
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	55,000	[b]	53,333
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	112,000		95,778
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	325,000	[b]	272,719
The Cigna Group, Gtd. Notes	4.38	10/15/2028	295,000		293,449
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	150,000		140,699
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	155,000		146,275
				5,670,667
Information Technology - .3%
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	390,000		282,489
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	550,000		434,902
				717,391

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Insurance - .8%
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	237,485
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000		168,849
Massachusetts Mutual Life Insurance Co., Sub. Notes	3.38	4/15/2050	225,000	[a]	161,757
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	198,343
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	523,680
New York Life Insurance Co., Sub. Notes	3.75	5/15/2050	339,000	[a]	263,786
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	364,133
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[a]	257,044
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	154,740
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	125,000		108,473
				2,438,290
Internet Software & Services - .1%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	225,000		237,331
Media - .3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.91	7/23/2025	43,000		42,869
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000		306,627
Comcast Corp., Gtd. Notes	2.89	11/1/2051	210,000		137,583
Comcast Corp., Gtd. Notes	6.50	11/15/2035	43,000		48,614
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		285,671
				821,364
Metals & Mining - .2%
Anglo American Capital PLC, Gtd. Notes	2.63	9/10/2030	400,000	[a]	350,689
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	415,000	[a]	354,243
				704,932
Municipal Securities - .4%
California, GO, Ser. A	2.38	10/1/2026	230,000		221,984
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000		57,080
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000		56,112
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000		42,410
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		39,158
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		117,489
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		23,887
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000		109,687
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		242,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.9% (continued)
Municipal Securities - .4% (continued)
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	143,201
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	128,420
				1,181,817
Real Estate - .7%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	218,008
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000	248,918
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	740,000	632,073
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000	213,883
Prologis LP, Sr. Unscd. Notes	2.13	4/15/2027	40,000	37,876
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	120,000	107,340
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[a] 207,877
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000	227,325
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000	237,991
				2,131,291
Retailing - .3%
7-Eleven, Inc., Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a] 174,468
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000	184,857
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000	107,998
Lowe's Cos., Inc., Sr. Unscd. Notes	5.63	4/15/2053	357,000	361,275
				828,598
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Inc., Sr. Unscd. Notes	3.42	4/15/2033	225,000	[a] 200,552
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	351,922
SK Hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	215,141
				767,615
Supranational Bank - .4%
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	520,000	521,632
International Finance Facility for Immunisation Co., Sr. Unscd. Notes	1.00	4/21/2026	560,000	531,126
				1,052,758
Technology Hardware & Equipment - .2%
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	330,000	321,744
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	258,000	263,611
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	105,000	104,958
				690,313
Telecommunication Services - .6%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000	362,924
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Scd. Notes	4.74	3/20/2025	37,500	[a] 37,398
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	138,618

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Telecommunication Services - .6% (continued)
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000		259,834
T-Mobile USA, Inc., Gtd. Notes	5.20	1/15/2033	180,000		184,406
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000		43,350
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000		136,873
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000		484,892
				1,648,295
Transportation - .4%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000		112,488
Canadian Pacific Railway Co., Gtd. Notes	3.00	12/2/2041	125,000		93,425
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000		366,841
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000		202,067
FedEx Corp., Gtd. Notes	4.40	1/15/2047	205,000		174,530
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	158,000		161,338
				1,110,689
U.S. Government Agencies Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	244,578
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	234,695
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	425,343		424,587
Government National Mortgage Association, Ser. 2022-177, CI. PL	6.00	6/20/2051	161,785		166,408
				1,070,268
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	548,241
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	529,344
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	515,000	[d]	485,820
				1,563,405
U.S. Government Agencies Mortgage-Backed - 9.2%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051			2,294,107	[d]	1,887,533
2.50%, 11/1/2027-9/1/2050			1,204,596	[d]	1,045,605
3.00%, 6/1/2031-12/1/2046			440,054	[d]	407,514
3.50%, 4/1/2035-9/1/2049			1,188,310	[d]	1,129,512
5.50%, 1/1/2036-8/1/2053			961,883	[d]	982,805
Federal National Mortgage Association:
1.50%, 3/1/2051			469,387	[d]	368,636

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
U.S. Government Agencies Mortgage-Backed - 9.2% (continued)
2.00%, 8/1/2036-12/1/2051			5,514,001	[d]	4,582,841
2.50%, 9/1/2028-1/1/2052			3,572,722	[d]	3,105,599
3.00%, 6/1/2028-12/1/2050			2,943,565	[d]	2,703,735
3.50%, 8/1/2034-10/1/2050			2,839,930	[d]	2,666,684
4.00%, 7/1/2042-8/1/2052			3,611,214	[d]	3,456,440
4.50%, 2/1/2039-10/1/2052			2,077,435	[d]	2,047,792
5.00%, 4/1/2035-12/1/2048			233,214	[d]	237,853
5.50%, 9/1/2034-5/1/2039			19,443	[d]	20,103
8.00%, 3/1/2030			63	[d]	62
Government National Mortgage Association I:
5.50%, 4/15/2033			6,370		6,443
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,168,003		1,062,711
3.50%, 7/20/2047-2/20/2052			737,733		690,155
4.00%, 10/20/2047-1/20/2048			177,460		171,551
4.50%, 7/20/2048			56,719		56,280
				26,629,854
U.S. Treasury Securities - 9.2%
U.S. Treasury Bonds	1.75	8/15/2041	5,195,000		3,612,960
U.S. Treasury Bonds	2.25	2/15/2052	4,970,000		3,345,140
U.S. Treasury Bonds	2.38	5/15/2051	2,703,000		1,876,157
U.S. Treasury Bonds	3.00	11/15/2045	390,000	[b]	317,789
U.S. Treasury Inflation Indexed Notes	0.13	4/15/2027	1,379,785	[e]	1,316,674
U.S. Treasury Inflation Indexed Notes	0.13	1/15/2031	543,105	[e]	493,164
U.S. Treasury Notes	0.88	9/30/2026	1,825,000	[b]	1,716,320
U.S. Treasury Notes	1.13	1/15/2025	1,080,000	[b]	1,065,477
U.S. Treasury Notes	3.63	5/31/2028	2,250,000		2,239,233
U.S. Treasury Notes	3.63	3/31/2030	1,395,000		1,384,456
U.S. Treasury Notes	4.13	7/31/2028	3,604,000		3,651,443
U.S. Treasury Notes	4.75	7/31/2025	3,130,000		3,138,541
U.S. Treasury Strip Principal	0.00	5/15/2043	2,950,000	[b,f]	1,312,798
U.S. Treasury Strip Principal	0.00	2/15/2049	3,130,000	[f]	1,083,456
				26,553,608
Utilities - 1.6%
American Electric Power Co., Inc., Sr. Unscd. Notes	3.25	3/1/2050	155,000		106,882
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000		91,685
Black Hills Corp., Sr. Unscd. Notes	6.00	1/15/2035	106,000		110,783
CenterPoint Energy Houston Electric LLC, Mortgage Notes	5.15	3/1/2034	1,050,000		1,074,113
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		161,898
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000		163,432
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000		265,242

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.9% (continued)
Utilities - 1.6% (continued)
Electricite de France SA, Sr. Unscd. Notes	6.25	5/23/2033	200,000	[a] 216,308
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	335,000	328,934
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000	91,048
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	125,000	108,084
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	25,000	25,566
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	230,000	232,228
NRG Energy, Inc., Sr. Scd. Notes	2.45	12/2/2027	440,000	[a] 408,489
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	626,664
Sempra, Sr. Unscd. Notes	3.40	2/1/2028	100,000	96,443
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	25,000	28,064
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	40,000	30,291
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	232,017
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	132,000	[b] 134,488
				4,532,659
Total Bonds and Notes (cost $110,864,078)			103,715,819
Description			Shares	Value ($)
Common Stocks - 59.6%
Advertising - .5%
Omnicom Group, Inc.			6,383	641,045
Publicis Groupe SA			3,337	366,916
The Interpublic Group of Companies, Inc.			12,439	405,636
				1,413,597
Aerospace & Defense - 1.2%
BAE Systems PLC			8,577	153,673
Howmet Aerospace, Inc.			18,796	1,816,821
L3Harris Technologies, Inc.			6,756	1,598,943
				3,569,437
Agriculture - .6%
British American Tobacco PLC			3,228	120,660
Philip Morris International, Inc.			12,112	1,493,289
				1,613,949
Automobiles & Components - .6%
Cie Generale des Etablissements Michelin SCA			8,296	325,815
Daimler Truck Holding AG			1,766	67,697
General Motors Co.			15,899	791,452
Mercedes-Benz Group AG			5,734	395,392
				1,580,356
Banks - 2.6%
Bank of America Corp.			42,077	1,714,638
BNP Paribas SA			5,587	386,746

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 59.6% (continued)
Banks - 2.6% (continued)
Citigroup, Inc.	8,938	559,876
First Horizon Corp.	67,179	1,114,500
ING Groep NV	22,794	413,678
JPMorgan Chase & Co.	11,764	2,644,547
Mizuho Financial Group, Inc.	15,600	324,304
Sumitomo Mitsui Financial Group, Inc.	4,200	278,782
		7,437,071
Beverage Products - .3%
Celsius Holdings, Inc.	14,892	[g] 566,343
Diageo PLC	12,664	413,664
		980,007
Building Materials - 1.8%
Builders FirstSource, Inc.	4,668	[g] 812,232
Compagnie de Saint-Gobain SA	2,623	229,482
CRH PLC	7,964	722,892
CRH PLC	1,847	164,598
Heidelberg Materials AG	2,114	223,685
Johnson Controls International PLC	16,248	1,183,667
Trane Technologies PLC	5,489	1,985,152
		5,321,708
Chemicals - .1%
Evonik Industries AG	8,657	191,900
Yara International ASA	1,955	[b] 56,973
		248,873
Commercial & Professional Services - .5%
Block, Inc.	19,166	[g] 1,266,489
Brambles Ltd.	7,921	98,041
		1,364,530
Consumer Discretionary - .8%
Bunzl PLC	1,832	85,544
Dolby Laboratories, Inc., Cl. A	7,603	542,550
ITOCHU Corp.	3,400	180,932
Las Vegas Sands Corp.	19,209	748,959
Planet Fitness, Inc., Cl. A	10,753	[g] 873,251
		2,431,236
Consumer Durables & Apparel - .2%
Burberry Group PLC	7,062	62,377
LVMH Moet Hennessy Louis Vuitton SE	541	405,815
		468,192
Consumer Staples - .7%
Kenvue, Inc.	87,156	1,913,074
Unilever PLC	3,339	215,918
		2,128,992
Diversified Financials - 1.6%
ASX Ltd.	7,998	331,297

Description	Shares		Value ($)
Common Stocks - 59.6% (continued)
Diversified Financials - 1.6% (continued)
CME Group, Inc.	5,216		1,125,300
Singapore Exchange Ltd.	22,600		187,870
The Goldman Sachs Group, Inc.	3,862		1,970,586
Voya Financial, Inc.	12,056		853,926
		4,468,979
Electronic Components - 2.0%
AMETEK, Inc.	12,954		2,215,782
Casio Computer Co. Ltd.	36,500		292,608
Eaton Corp. PLC	2,378		729,880
Hubbell, Inc.	6,057		2,422,315
		5,660,585
Energy - 3.3%
BP PLC	52,151		295,450
ConocoPhillips	11,304		1,286,282
Diamondback Energy, Inc.	4,223		823,950
Eni SpA	10,020		163,210
EQT Corp.	65,509		2,195,207
Hess Corp.	1,881		259,691
Marathon Petroleum Corp.	4,112		728,317
Occidental Petroleum Corp.	11,462		653,105
OMV AG	3,315		144,612
Phillips 66	10,492		1,472,133
Schlumberger NV	22,076		971,123
Shell PLC	16,290		578,022
		9,571,102
Environmental Control - .5%
Veralto Corp.	12,007		1,349,947
Food Products - .2%
Koninklijke Ahold Delhaize NV	7,222		248,079
Tate & Lyle PLC	27,820		247,396
Tesco PLC	46,534		217,045
		712,520
Forest Products & Paper - .4%
International Paper Co.	25,090		1,214,858
Health Care - 10.5%
Alcon, Inc.	7,609		743,247
Alcon, Inc.		[b]	0
Align Technology, Inc.	5,515	[g]	1,308,268
Alnylam Pharmaceuticals, Inc.	2,341	[g]	614,957
Amgen, Inc.	1,066		355,863
Baxter International, Inc.	25,511		967,887
Becton, Dickinson and Co.	8,099		1,963,279
BioMarin Pharmaceutical, Inc.	5,953	[g]	542,973
Bio-Techne Corp.	11,680		864,203
Boston Scientific Corp.	17,841	[g]	1,459,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 59.6% (continued)
Health Care - 10.5% (continued)
Bristol-Myers Squibb Co.	13,094		654,045
Centene Corp.	10,614	[g]	836,702
Danaher Corp.	10,508		2,829,910
DexCom, Inc.	17,972	[g]	1,246,179
FUJIFILM Holdings Corp.	4,500		121,276
Globus Medical, Inc., Cl. A	7,853	[g]	570,913
GSK PLC	16,674		365,781
Illumina, Inc.	14,803	[g]	1,945,114
Inspire Medical Systems, Inc.	4,161	[g]	748,231
Intuitive Surgical, Inc.	3,730	[g]	1,837,510
Labcorp Holdings, Inc.	3,106		714,038
Medtronic PLC	15,967		1,414,357
Natera, Inc.	4,207	[g]	497,520
Novartis AG	1,806		218,476
Regeneron Pharmaceuticals, Inc.	570	[g]	675,273
Repligen Corp.	4,638	[b,g]	700,013
Roche Holding AG	1,398		472,437
Sanofi SA	4,092		457,717
Sanofi SA, ADR	16,523		929,584
Sarepta Therapeutics, Inc.	9,216	[g]	1,251,349
Shionogi & Co. Ltd.	1,500		70,140
Sonova Holding AG	450		156,756
UnitedHealth Group, Inc.	3,061		1,806,602
Zoetis, Inc.	5,200		954,148
		30,293,963
Industrial - 1.5%
3M Co.	5,182		697,964
ACS Actividades de Construccion y Servicios SA	3,494		158,799
GE Vernova, Inc.	5,063	[g]	1,017,663
Ingersoll Rand, Inc.	16,251		1,486,154
Mitsubishi Electric Corp.	8,500		141,960
Vertiv Holdings Co., Cl. A	8,670		719,870
Vinci SA	1,799		215,219
		4,437,629
Information Technology - 4.4%
Akamai Technologies, Inc.	5,924	[g]	603,300
CACI International, Inc., Cl. A	1,200	[g]	585,744
HubSpot, Inc.	2,003	[g]	999,637
International Business Machines Corp.	4,994		1,009,437
Microsoft Corp.	18,080		7,541,891
MongoDB, Inc.	1,422	[g]	413,503
Roper Technologies, Inc.	1,841		1,020,669
Snowflake, Inc., Cl. A	5,274	[g]	602,449
		12,776,630

Description	Shares		Value ($)
Common Stocks - 59.6% (continued)
Insurance - 3.9%
Allianz SE	658		203,856
American International Group, Inc.	10,915		841,001
Aon PLC, Cl. A	2,339		803,961
Assurant, Inc.	5,992		1,176,529
AXA SA	3,702		140,856
Berkshire Hathaway, Inc., Cl. B	7,524	[g]	3,580,822
Globe Life, Inc.	4,377		459,804
Hiscox Ltd.	26,546		410,816
Muenchener Rueckversicherungs-Gesellschaft AG	252		136,308
RenaissanceRe Holdings Ltd.	2,304		587,036
The Allstate Corp.	8,478		1,601,833
Willis Towers Watson PLC	4,075		1,190,348
		11,133,170
Internet Software & Services - 7.0%
Alphabet, Inc., Cl. C	41,182		6,799,560
Amazon.com, Inc.	41,460	[g]	7,400,610
Chewy, Inc., Cl. A	24,924	[g]	711,580
Pinterest, Inc., Cl. A	31,928	[g]	1,022,973
Reddit, Inc., Cl. A	15,436	[g]	926,623
Shopify, Inc., Cl. A	23,747	[g]	1,758,940
Trend Micro, Inc.	3,900		234,472
Uber Technologies, Inc.	18,010	[g]	1,317,071
		20,171,829
Media - .5%
Netflix, Inc.	1,307	[g]	916,664
The Walt Disney Company	6,879		621,724
		1,538,388
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	19,776		875,681
Newmont Corp.	37,700		2,012,803
Rio Tinto PLC	3,084		193,306
		3,081,790
Real Estate - .7%
CoStar Group, Inc.	24,776	[g]	1,915,185
Klepierre SA	3,702		110,768
Sun Hung Kai Properties Ltd.	12,000		117,184
		2,143,137
Retailing - .5%
Best Buy Co., Inc.	6,019		604,308
Ferguson Enterprises, Inc.	1,710	[g]	351,005
Lululemon Athletica, Inc.	2,341	[g]	607,419
		1,562,732
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.	4,078	[g]	605,828

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 59.6% (continued)
Semiconductors & Semiconductor Equipment - 5.5% (continued)
Advantest Corp.		3,700	171,817
Applied Materials, Inc.		10,027	1,977,926
ASML Holding NV		346	312,934
Micron Technology, Inc.		11,926	1,147,758
NVIDIA Corp.		94,880	11,325,826
Renesas Electronics Corp.		13,400	233,659
			15,775,748
Technology Hardware & Equipment - 3.3%
Apple, Inc.		36,314	8,315,906
CrowdStrike Holdings, Inc., Cl. A		1,997	[g] 553,728
Fujitsu Ltd.		13,000	233,843
Pure Storage, Inc., Cl. A		7,821	[g] 401,139
			9,504,616
Telecommunication Services - 1.8%
AT&T, Inc.		65,197	1,297,420
Cisco Systems, Inc.		47,795	2,415,559
Nippon Telegraph & Telephone Corp.		347,300	371,201
Orange SA		27,143	309,107
T-Mobile US, Inc.		4,073	809,387
			5,202,674
Transportation - .5%
DHL Group		4,170	181,162
FedEx Corp.		3,567	1,065,713
Kuehne + Nagel International AG		372	115,274
			1,362,149
Utilities - .5%
Constellation Energy Corp.		4,689	922,326
Enel SpA		30,903	235,070
SSE PLC		7,960	198,078
			1,355,474
Total Common Stocks (cost $114,728,399)		171,875,868

Preferred Stocks - .1%
Automobiles & Components - .1%
Volkswagen AG (cost $258,003)	9.93	1,843	195,918

Exchange-Traded Funds - 1.4%
Registered Investment Companies - 1.4%
iShares Core U.S. Aggregate Bond ETF		11,096	[b] 1,112,374
iShares MSCI EAFE ETF		5,754	[b] 477,467
SPDR S&P 500 ETF Trust		4,581	2,582,218
Total Exchange-Traded Funds (cost $3,894,999)		4,172,059

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,813,812)	5.40	7,813,812	[h] 7,813,812

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,452,069)	5.40	2,452,069	[h] 2,452,069
Total Investments (cost $240,011,360)		100.6%	290,225,545
Liabilities, Less Cash and Receivables		(0.6%)	(1,631,835)
Net Assets		100.0%	288,593,710

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GO—General Obligation

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $8,291,657 or 2.87% of net assets.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $7,719,029 and the value of the collateral was $7,927,075, consisting of cash collateral of $2,452,069 and U.S. Government & Agency securities valued at $5,475,006. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2024 (Unaudited)

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	3,317,460		-	3,317,460
Commercial Mortgage-Backed	-	1,321,866		-	1,321,866
Corporate Bonds and Notes	-	40,238,077		-	40,238,077
Equity Securities - Common Stocks	157,368,410	14,507,458	††	-	171,875,868
Equity Securities - Preferred Stocks	-	195,918	††	-	195,918
Exchange-Traded Funds	4,172,059	-		-	4,172,059
Foreign Governmental	-	1,839,464		-	1,839,464
Investment Companies	10,265,881	-		-	10,265,881
Municipal Securities	-	1,181,817		-	1,181,817
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,070,268		-	1,070,268
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,563,405		-	1,563,405
U.S. Government Agencies Mortgage-Backed	-	26,629,854		-	26,629,854
U.S. Treasury Securities	-	26,553,608		-	26,553,608

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2024, accumulated net unrealized appreciation on investments was $50,214,185, consisting of $61,060,353 gross unrealized appreciation and $10,846,168 gross unrealized depreciation

At August 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.